UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 17, 2022 to October 17, 2022

Commission File Number of issuing entity:  333-206677-27

Central Index Key Number of issuing entity:  0001748940

Wells Fargo Commercial Mortgage Trust 2018-C46
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC)

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4088311
38-4088312
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 17, 2022 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C46.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2018-C46 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 17, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
5	11.44%	0	N/A

The following table sets forth, for the monthly distribution period from September 17, 2022 to October 17, 2022, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Wells Fargo Commercial Mortgage Trust 2018-C46 Commercial Mortgage Pass- Through Certificates, Series 2018-C46 (CIK # 0001748940)	X	Barclays Bank PLC	8	147,873,396	21.4%	1	32,100,000	4.8%	0	0.00	0.00	1	32,100,000	4.8%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Rule 15Ga-1 Table Explanatory Notes

1.    The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x)

2.    In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

3.    Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero.

4.    "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns c-f)

5.     Includes demands received during the reporting period or which were the subject of demands previously reported by the securitizer (for columns g-i), where such repurchase activity is also subject to reporting in columns j-x, as applicable, pending resolution of such demand.

6.     Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l)

7.     Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

8.     Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

9.     Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

10.   Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period. (For columns v-x)

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 9, 2022. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2022. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 10, 2022. The Central Index Key number for Barclays is 0000312070.

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC) (“BSPRT”), one of the sponsors most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2022. The Central Index Key number for BSPRT is 0001722518.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2022. The Central Index Key number for Argentic is 0001624053.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for LMF is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 28, 2022 under Commission File No. 333-206677-27 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 28, 2022 under Commission File No. 333-206677-27 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2018-C46, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/16/2022	$0.00
Current Distribution Date	10/17/2022	$0.00

*REO Account
Prior Distribution Date	09/16/2022	$0.00
Current Distribution Date	10/17/2022	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2018-C46, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/16/2022	$5,570.33
Current Distribution Date	10/17/2022	$5,380.08

Interest Reserve Account
Prior Distribution Date	09/16/2022	$0.00
Current Distribution Date	10/17/2022	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/16/2022	$0.00
Current Distribution Date	10/17/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C46, relating to the October 17, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 28, 2022 under Commission File No. 333-206677-27 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 28, 2022 under Commission File No. 333-206677-27 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: October 27, 2022